Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 194,471	$ 510,607	$ 148,070
Total current assets	356,092	532,575
Non-current assets	660,456	284,767
Current liabilities	(19,645)	(8,256)
Income tax expense	0	0
Interest income on loans from Exar Capital	17,602	3,395
Withholding tax expense	0	0
General and administrative expenses	(22,883)	(10,386)
Net (loss)/income	(93,568)	(38,488)
Minera Exar S.A.
CURRENT ASSETS
Cash and cash equivalents	3,075	937
Other current assets	11,357	1,087
Total current assets	14,432	2,024
Non-current assets	1,200,485	783,138
Current liabilities	(113,970)	(93,509)
Non-current liabilities - loans from Exar Capital	(949,679)	(438,306)
Other non-current liabilities	(36,059)	(6,271)
Net assets	115,209	247,076
Other losses	(207,148)
Income tax expense		(61,978)
Deferred tax recovery	75,280	81,424
Net (loss)/income	(131,868)	19,446
Exar Capital B.V.
CURRENT ASSETS
Cash and cash equivalents	1,180	4,616
Restricted cash used as collateral under letters of credit	15,668
Other current assets	16,589	583
Total current assets	33,437	5,199
Non-current assets	617,279	438,306
Current liabilities	(563,652)	(353,924)
Other current liabilities	(4,197)	(479)
Other non-current liabilities		(10,441)
Net assets	82,867	78,661
Interest income on loans from Exar Capital	58,614	40,403
Interest expense	(47,057)
Withholding tax expense	(7,034)	(5,157)
General and administrative expenses	(319)	(514)
Net (loss)/income	$ 4,204	$ 34,732